PROPERTY, PLANT & EQUIPMENT (Narrative) (Details) - CAD ($) $ in Thousands	12 Months Ended		74 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2020
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation, right-of-use assets	$ 4,270	$ 4,217
Gibraltar mining property [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Capitalized stripping costs	30,918	25,705
Other capital expenditures	23,057	20,359
Florence copper project [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Capitalized stripping costs	18,059	15,956
Development costs capitalzed			$ 106,000
Mineral properties [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation on non-cash additions of mining assets	4,569	$ 2,847
Development costs capitalzed	$ 2,409